Earnings/(Loss) Per Share (Tables)	12 Months Ended
Aug. 31, 2020
Earnings/(Loss) Per Share
Schedule of computation of basic and diluted net income per share

	As of August 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Numerator:
Net income/(loss) attribute to OneSmart International Education Group Limited’s shareholders	245,936	245,368	(729,829)	(106,585)
Accretion to redemption value of Preferred Shares	(962,905)	—	—	—
Deemed dividend—repurchase of Preferred Shares	(4,266)	—	—	—
Net income/(loss) attributable to ordinary shareholders for computing net income per ordinary share — basic and diluted	(721,235)	245,368	(729,829)	(106,585)
Denominator:
Weighted average number of shares used in calculating net income/(loss) per ordinary share — basic (in millions of shares)	4,145	6,460	6,451	6,451
Incremental weighted-average ordinary shares from assumed exercise of share options and vesting of restricted shares using the treasury stock method (in millions of shares)	—	249	—	—
Weighted average number of shares used in calculating net income/(loss) per ordinary share — diluted (in millions of shares)	4,145	6,709	6,451	6,451
Earnings/(loss) per share — basic	(0.1740)	0.0380	(0.1131)	(0.0165)
Earnings/(loss) per share — diluted	(0.1740)	0.0366	(0.1131)	(0.0165)